Employee 401(k) Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Employee 401(k) Plan
Employee 401(k) Plan

9. Employee 401(k) Plan

The Company has a 401(k) plan for its employees. The plan provides for a 3.5% match on up to 6% of deferred salary. The Company expensed $138,532 and $156,751 of contributions during the nine months ended September 30, 2023 and 2022, respectively.

9. Employee 401(k) Plan

The Company has a 401(k) plan for its employees. The plan provides for a 3.5% match on up to 6% of deferred salary. The Company expensed $198,534 and $170,404 of contributions during the years ended December 31, 2022 and 2021, respectively.